Loans and Advances to Customers - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 134	£ 101
No later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	31	17
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	27	17
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	22	16
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	15	11
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	11	10
Later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 28	£ 30